Employee Benefit Plan, Master Trust (Details) - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 16,158,201
EBP, Investment, Fair Value	(207,650,980)	$ (176,220,978)
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	(14,052,171)
EBP, Employer, Common Stock
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	(128,153)
Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ (2,234,183)